Share-based compensation - IPO Related One-Time Award Package (Details)		12 Months Ended
	Jan. 20, 2021 Options item person shares	Jun. 30, 2022	Jun. 30, 2021
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	25.00%	25.00%
Number of shares per option | shares	1
Exercisable term	10 years
Number of different tranches | item	3
Number granted	6,478,761		6,478,761
Number of key management members | person	21
Phantom Shares (Restoration Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per option | shares	1
Exercisable term	10 years
Number granted | Options	1,875,677
Number of key management members | person	21
Percentage of granted phantom shares that can be transferred after conversion at any time after the second anniversary of the grant date	25.00%
Percentage of granted phantom shares that can be transferred after conversion if certain conditions are met or at the fourth anniversary	75.00%